COMMITMENTS AND CONTINGENCY (Details Textual) (USD $)	6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013
Other Commitments [Line Items]
Lease Expiration Date	Dec. 31, 2014
Operating Leases, Future Minimum Payments Due, Current	$ 45,564
Operating Leases, Rent Expense	57,256	59,322
Restructuring and Related Cost, Description	The Labor Contract Law of the Peoples Republic of China, requires employers to assure the liability of the severance payments if employees are terminated and have been working for the employers for at least two years prior to January 1, 2008.
Restructuring and Related Cost, Expected Cost	$ 368,543		$ 336,341
Management Employees [Member]
Other Commitments [Line Items]
Employment Contracts Terms	3 years
Non Management Employees [Member]
Other Commitments [Line Items]
Employment Contracts Terms	1 year